Indebtedness	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Indebtedness

6. Indebtedness and Leases

Long-term debt classified as not subject to compromise consisted of (in millions):

	March 31, 2013	December 31, 2012
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%-13.00% at March 31, 2013)	$3,004	$3,297
Enhanced equipment trust certificates (EETC) due through 2025 (rates from 4.00%-10.375% at March 31, 2013)	1,851	1,741
6.00%-8.50% special facility revenue bonds due through 2036	1,314	1,313
7.50% senior secured notes due 2016	1,000	1,000
AAdvantage Miles advance purchase (net of discount of $50 million) (effective rate 8.3%)	733	772
6.25% senior convertible notes due 2014	—	—
9.0%-10.2% debentures due through 2021	—	—
7.88%-10.55% notes due through 2039	—	—

	7,902	8,123
Less current maturities	1,256	1,388

Long-term debt, less current maturities	$6,646	$6,735

The financings listed in the table above are considered not subject to compromise. For information regarding the liabilities subject to compromise, see Note 1 to the Condensed Consolidated Financial Statements.

The Company’s future long-term debt and operating lease payments have changed as its ordered aircraft are delivered and such deliveries have been financed. As of March 31, 2013, maturities of long-term debt (including sinking fund requirements) for the next five years are:

Years Ending December 31 (in millions)	Principal Not Subject to Compromise	Principal Subject to Compromise	Total Principal Amount
Remainder of 2013	$ 1,004	$ 177	$ 1,181
2014	870	612	1,482
2015	768	5	773
2016	1,762	66	1,828
2017	503	42	545

Principal Not Subject to Compromise and Subject to Compromise includes payments not made due to the Chapter 11 Cases of $451 million and $148 million, respectively.

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of a year as of March 31, 2013, were: remainder of 2013 – $854 million, 2014 – $1.0 billion, 2015 – $978 million, 2016 – $901 million, 2017 – $861 million, and 2018 and beyond – $5.1 billion. As of March 31, 2013, $201 million and $163 million are included on the accompanying balance sheet in Liabilities Subject to Compromise and Accrued liabilities and other liabilities and deferred credits, respectively, relating to rent expense being recorded in advance of future operating lease payments.

As of March 31, 2013, AMR had issued guarantees covering approximately $1.5 billion of American’s tax-exempt bond debt (and interest thereon) and $4.1 billion of American’s secured debt (and interest thereon). American had issued guarantees covering approximately $842 million of AMR’s unsecured debt (and interest thereon).

EETC Transactions

On March 12, 2013, American closed its private offering of two tranches of enhanced equipment trust certificates (the Series 2013-1 EETCs) in the aggregate face amount of $664 million. The Series 2013-1 EETCs are comprised of a senior tranche of Class A Certificates with an interest rate of 4.00% per annum and a final expected distribution date of July 15, 2025, and a junior tranche of Class B Certificates with an interest rate of 5.625% per annum and a final expected distribution date of January 15, 2021. The Series 2013-1 EETCs represent an interest in the assets of two separate pass through trusts, each of which hold equipment notes issued or expected to be issued by American. Interest on the issued and outstanding equipment notes will be payable semiannually on January 15 and July 15 of each year, commencing on July 15, 2013, and principal on such equipment notes is scheduled for payment on January 15 and July 15 of certain years, commencing on January 15, 2014. The equipment notes are secured by eight currently owned Boeing 737-823 aircraft and one currently owned Boeing 777-223ER aircraft and are expected to be secured by four new Boeing 777-323ER aircraft currently scheduled for delivery to American during the period from April 2013 to July 2013. The certificates were offered in the U.S. to qualified institutional buyers, as defined in, and in reliance on, Rule 144A under the Securities Act of 1933, as amended (the Securities Act).

The Company filed a motion with the Bankruptcy Court on October 9, 2012, requesting entry of an order authorizing American to, among other things: (i) obtain postpetition financing in an amount of up to $1.5 billion secured on a first priority basis by, among other things, up to 41 Boeing 737-823 aircraft, 14 Boeing 757-223 aircraft, one Boeing 767-323ER aircraft and 19 Boeing 777-223ER aircraft as part of a new enhanced equipment trust certificate (EETC) financing (the Refinancing EETC) to be offered pursuant to Rule 144A under the Securities Act, and (ii) use cash on hand (including proceeds of the Refinancing EETC) to indefeasibly repay the existing prepetition obligations secured by such aircraft, as applicable, which are currently financed through, as the case may be, an EETC financing entered into by American in July 2009 (the Series 2009-1 Pass Through Certificates), a secured notes financing entered into by American in July 2009 (the 2009-2 Senior Secured Notes) and an EETC financing entered into by American in October 2011 (the Series 2011-2 Pass Through Certificates and, together with the Series 2009-1 Pass Through Certificates and the 2009-2 Senior Secured Notes, the Existing Financings), in each case without the payment of any make-whole amount or other premium or prepayment penalty. American expects the Refinancing EETC structure to be substantially similar to the structure of the Series 2011-2 Pass Through Certificates, other than the economic terms (such as the interest rate) and certain terms and conditions to be in effect during its current Chapter 11 bankruptcy case.

The Bankruptcy Court approved the motion on January 17, 2013 and entered an order (the EETC Order) pursuant to such effect on February 1, 2013. The trustees for the Existing Financings have appealed the EETC Order and judgments rendered in certain related adversary proceedings. The appeals are currently being briefed before the Second Circuit Court of Appeals and will be fully submitted by April 30, 2013. The Company intends to continue to assert vigorously its rights to repay the Existing Financings without the payment of any make-whole amount or other premium or prepayment penalty, and the Company is considering all of its options, including the payment of the Existing Financings and closing the Refinancing EETC notwithstanding such appeal. There can be no assurance that the refinancing EETC will be able to be effected on acceptable terms, if at all.

Sale-leaseback Arrangements

American has entered into sale-leaseback arrangements with certain leasing companies to finance 32 Boeing 737-800 aircraft scheduled to be delivered from April 2013 through 2014. The financings of each aircraft under these arrangements are subject to certain terms and conditions. In addition, in some instances, they are also subject to collaboration with the Creditors’ Committee and other key stakeholders and to the approval of the Bankruptcy Court.

During the first three months of 2013, American financed 8 Boeing 737-800 and three Boeing 777-300ER aircraft under sale-leaseback arrangements, which are accounted for as operating leases. These sale-leaseback transactions resulted in gains which are being amortized over the respective remaining lease terms.

Collateral Related Covenants

Certain of American’s debt financing agreements contain loan to value ratio covenants and require American to periodically appraise the collateral. Pursuant to such agreements, if the loan to value ratio exceeds a specified threshold, American is required, as applicable, to subject additional qualifying collateral (which in some cases may include cash collateral), or pay down such financing, in whole or in part, with premium (if any), or pay additional interest on the related indebtedness, as described below.

Specifically, American is required to meet certain collateral coverage tests on a periodic basis on two financing transactions: (1) 10.5% $450 million Senior Secured Notes due 2012 (the 10.5% Notes) and (2) Senior Secured Notes, as described below:

	10.5% Notes		Senior Secured Notes

Frequency of Appraisals	Semi-Annual (April and October)		Semi-Annual (June and December)

LTV Requirement	43%; failure to meet collateral test requires posting of additional collateral	1.5x Collateral valuation to
amount of debt outstanding
(67% LTV); failure to meet
collateral test results in
American paying 2% additional
interest until the ratio is at least
1.5x; additional collateral can be
			posted to meet this requirement

LTV as of Last Measurement Date	47.5%	%	38.8%

	143 aircraft consisting of:

	Type	# of Aircraft	Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
Collateral Description	MD-80	74
	B757-200	41
	B767-200ER	3
	B767-300ER	25

	TOTAL	143

At March 31, 2013, the Company was in compliance with the most recently completed collateral coverage tests for the Senior Secured Notes. As of March 31, 2013, American had $41 million of cash collateral posted with respect to the 10.5% notes, which matured in 2012. The Company has not satisfied the debt with respect to the 10.5% notes due to the ongoing Chapter 11 Cases.

Other

Almost all of the Company’s aircraft assets (including aircraft and aircraft-related assets eligible for the benefits of section 1110 of the Bankruptcy Code) are encumbered, and the Company has a very limited quantity of assets which could be used as collateral in financing.

The Chapter 11 Cases triggered defaults on substantially all debt and lease obligations of the Debtors. However, under section 362 of the Bankruptcy Code, the commencement of a Chapter 11 case automatically stays most creditor actions against the Debtors’ estates.

As discussed in Note 1 to the Condensed Consolidated Financial Statements, the Company has been using the benefits afforded by the Bankruptcy Code to restructure the terms of much of its indebtedness and lease obligations. The Company cannot predict at this time the outcome of its efforts to restructure its indebtedness and lease obligations. It is possible that holders of the Company’s unsecured indebtedness may lose a portion of their investment depending on the outcome of the Chapter 11 Cases.

7. Indebtedness

Long-term debt classified as not subject to compromise consisted of (in millions):

	December 31, 2012	December 31, 2011
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at December 31, 2012)	$3,297	$2,952
Enhanced equipment trust certificates due through 2021 (rates from 5.10%—10.375% at December 31, 2012)	1,741	1,942
6.00%—8.50% special facility revenue bonds due through 2036	1,313	1,436
7.50% senior secured notes due 2016	1,000	1,000
AAdvantage Miles advance purchase (net of discount of $53 million) (effective rate 8.3%)	772	890
6.25% senior convertible notes due 2014	—	—
9.0%—10.20% debentures due through 2021	—	—
7.88%—10.55% notes due through 2039	—	—

	8,123	8,220
Less current maturities	1,388	1,518

Long-term debt, less current maturities	$6,735	$6,702

The financings listed in the table above are considered not subject to compromise. For information regarding the liabilities subject to compromise, see Note 1 and Note 8 to the consolidated financial statements.

The Company’s future long-term debt and operating lease payments have changed as its ordered aircraft are delivered and such deliveries have been financed. As of December 31, 2012, maturities of long-term debt (including sinking fund requirements) for the next five years are:

Years Ending December 31 (in millions)	Principal Not Subject to Compromise	Principal Subject to Compromise	Total Principal Amount
2013	$ 1,388	$ 177	$ 1,565
2014	857	612	1,469
2015	758	6	764
2016	1,751	66	1,817
2017	492	42	534

Principal Not Subject to Compromise and Subject to Compromise includes payments not made due to the Chapter 11 Cases of $451 million and $135 million respectively.

As of December 31, 2012, AMR had issued guarantees covering approximately $1.5 billion of American’s tax-exempt bond debt (and interest thereon) and $4.2 billion of American’s secured debt (and interest thereon). American had issued guarantees covering approximately $842 million of AMR’s unsecured debt (and interest thereon). AMR also guarantees $6.3 million of American’s leases of certain Super ATR aircraft and certain Embraer RJ-135 aircraft, which are subleased to AMR Eagle.

During 2012, the Company entered into a series of agreements with the lender with respect to its 216 Embraer RJ aircraft and certain other interested parties pursuant to which the Company (i) surrendered 18 Embraer RJ 135 aircraft on June 21, 2012, (ii) subject to certain conditions (including reaching agreement on definitive documentation), will restructure the mortgage debt encumbering 59 Embraer 140 aircraft and 68 Embraer 145 aircraft and (iii) transferred and leased back its remaining 21 Embraer RJ 135 aircraft. The debt encumbering 50 Embraer 145 aircraft will not be reduced. The Company’s entry into these transactions was approved by the Bankruptcy Court on November 8, 2012. The modifications to the financing arrangement for the Embraer RJ-140, RJ-145, and RJ-135 aircraft meet the definition of troubled debt restructurings per ASC 470-60 “Troubled Debt Restructurings by Debtors”, and resulted in a gain of approximately $380 million, or $1.13 gain per share, offset by estimated claims filed by the creditor of approximately $592 million and a loss on the asset transfer of approximately $64 million. The estimated net loss of $276 million is included as a component of reorganization items, net.

On January 25, 2011, American closed on a $657 million offering of Class A and Class B Pass Through Trust Certificates, Series 2011-1 (the 2011-1 Certificates). Interest of 5.25% and 7.00% per annum on the issued and outstanding Series A equipment notes and Series B equipment notes, respectively, will be payable semiannually on January 31 and July 31 of each year, commencing on July 31, 2011, and principal on such equipment notes is scheduled for payment on January 31 and July 31 of certain years, commencing on July 31, 2011. The payment obligations of American under the equipment notes are fully and unconditionally guaranteed by AMR. All proceeds from the sale of the Series 2011-1 Certificates have been received by American.

In March 2011, American issued $1.0 billion aggregate principal amount of senior secured notes due 2016 (the Senior Secured Notes) guaranteed by the Company. The Senior Secured Notes bear interest at a rate of 7.50% per annum, payable semi-annually on March 15 and September 15 of each year, beginning September 15, 2011. As is customary for financings of this nature, the indebtedness evidenced by the Senior Secured Notes may be accelerated upon the occurrence of events of default under the related indenture. The Senior Secured Notes are senior secured obligations of American and are unconditionally guaranteed on an unsecured basis by the Company. Subject to certain limitations and exceptions, the Senior Secured Notes are secured by certain route authorities, airport landing and takeoff slots, and rights to use or occupy space in airport terminals, in each case that American uses to operate non-stop services between certain airports in the United States and London’s Heathrow Airport, and between certain airports in the United States and certain airports in Japan and China.

American, at its option, may redeem some or all of the Senior Secured Notes at any time on or after March 15, 2013, at specified redemption prices, plus accrued and unpaid interest, if any. In addition, at any time prior to March 15, 2013, American, at its option, may redeem some or all of the Senior Secured Notes at a redemption price equal to 100% of their principal amount plus a “make-whole” premium and accrued and unpaid interest, if any. In addition, at any time prior to March 15, 2014, American, at its option, may redeem (1) up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds of certain equity offerings at a redemption price of 107.5% of their principal amount, plus accrued and unpaid interest, if any, and (2) during any 12-month period, up to 10% of the original aggregate principal amount of the Senior Secured Notes at a redemption price of 103% of their principal amount, plus accrued and unpaid interest, if any. If American sells certain assets or if a “change of control” (as defined in the indenture) occurs, American must offer to repurchase the Senior Secured Notes at prices specified in the indenture.

The indenture for the Senior Secured Notes includes covenants that, among other things, limit the ability of the Company and its subsidiaries to merge, consolidate, sell assets, incur additional indebtedness, issue preferred stock, make investments and pay dividends.

On October 4, 2011, American closed on a $726 million offering of Class A Pass Through Trust Certificates, Series 2011-2 (the 2011-2 Certificates). Interest of 8.625% per annum on the issued and outstanding 2011-2 Certificates will be payable semiannually on April 15 and October 15 of each year, commencing on April 15, 2012, and principal on such equipment notes is scheduled for payment on April 15 and October 15 of certain years, commencing on April 15, 2012. The payment obligations of American under the equipment notes are fully and unconditionally guaranteed by AMR. All proceeds from the sale of the Series 2011-2 Certificates have been received by American.

In 2009, American entered into an arrangement under which Citibank paid to American $1 billion in order to pre-purchase AAdvantage Miles (the Advance Purchase Miles) under American’s AAdvantage frequent flier loyalty program (the Advance Purchase). Approximately $890 million of the Advance Purchase proceeds was accounted for as a loan from Citibank with the remaining $110 million recorded as Deferred Revenue in Other liabilities and deferred credits.

To effect the Advance Purchase, American and Citibank entered into an Amended and Restated AAdvantage Participation (as so amended and restated, the Amended Participation Agreement). Under the Amended Participation Agreement, American agreed that it would apply in equal monthly installments, over a five year period beginning on January 1, 2012, the Advance Purchase Miles to Citibank cardholders’ AAdvantage accounts.

Pursuant to the Advance Purchase, Citibank has been granted a first-priority lien on certain of American’s AAdvantage program assets, and a second lien on the collateral that secures the Senior Secured Notes. Commencing on December 31, 2011, American has the right to repurchase, without premium or penalty, any or all of the Advance Purchase Miles that have not then been posted to Citibank cardholders’ accounts. American is also obligated, in certain circumstances (including certain specified termination events under the Amended Participation Agreement, certain cross defaults and cross acceleration events, and if any Advance Purchase Miles remain at the end of the term) to repurchase for cash all of the Advance Purchase Miles that have not then been used by Citibank.

The Amended Participation Agreement includes provisions that grant Citibank the right to use Advance Purchase Miles on an accelerated basis under specified circumstances. American also has the right under certain circumstances to release, or substitute other comparable collateral for, the Heathrow and Narita route and slot related collateral.

At December 31, 2012, the Company had outstanding $460 million principal amount of its 6.25 percent senior convertible notes due 2014, which is classified as liabilities subject to compromise (see Note 1 to the consolidated financial statements). Each note is convertible by holders into shares of AMR common stock at an initial conversion rate of 101.0101 shares per $1000 principal amount of notes (which represents an equivalent initial conversion price of approximately $9.90 per share), subject to adjustment upon the occurrence of certain events, at any time prior to the close of business on the business day immediately preceding the maturity date of the notes. The Company must pay the conversion price of the notes in common stock. If the holders of the notes do not convert prior to maturity, the Company will retire the debt in cash. These notes are guaranteed by American. In the case of the Senior Secured Notes, an additional alternative is to pay a higher rate of interest on such notes until such time, if any, as the loan to value ratio is below the specified threshold.

Certain of American’s debt financing agreements contain loan to value ratio covenants and require American to periodically appraise the collateral. Pursuant to such agreements, if the loan to value ratio exceeds a specified threshold, American is required, as applicable, to subject additional qualifying collateral (which in some cases may include cash collateral), or pay down such financing, in whole or in part, with premium (if any), or pay additional interest on the related indebtedness, as described below.

Specifically, American is required to meet certain collateral coverage tests on a periodic basis on two financing transactions: (1) 10.5% $450 million Senior Secured Notes due 2012 (the 10.5% Notes) and (2) Senior Secured Notes, as described below:

	(1) 10.5% Notes			(2) Senior Secured Notes

Frequency of Appraisals	Semi-Annual (April and October, ending April 2011)			Semi-Annual (June and December)

LTV Requirement	43%; failure to meet collateral test requires posting of additional collateral	1.5x Collateral valuation to
amount of debt outstanding
(67% LTV); failure to meet
collateral test results in
American paying 2% additional
interest until the ratio is at least
1.5x; additional collateral can be
				posted to meet this requirement

LTV as of Last Measurement Date	47.5%		%	38.8%

	143 aircraft consisting of:

	Type	# of Aircraft		Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
Collateral Description	MD-80	74
	B757-200	41
	B767-200ER	3
	B767-300ER	25
	TOTAL	143

At December 31, 2012, the Company was in compliance with the most recently completed collateral coverage tests for the Senior Secured Notes. As of December 31, 2012, American had $41 million of cash collateral posted with respect to the 10.5% Notes but was not in compliance with the most recently completed collateral coverage test for that transaction. The Company has not remedied its non-compliance with that test due to the ongoing Chapter 11 Cases. On October 1, 2012, the indebtedness underlying the 2005 Spare Engine EETC with respect to which American was required to comply with a collateral coverage test was paid in full, so American is no longer required to comply with a collateral coverage test for that transaction.

Cash payments for interest, net of capitalized interest, were $485 million, $747 million and $735 million for 2012, 2011 and 2010, respectively.

Almost all of the Company’s aircraft assets (including aircraft and aircraft-related assets eligible for the benefits of section 1110 of the Bankruptcy Code) are encumbered, and the Company has a very limited quantity of assets which could be used as collateral in financing.

The Chapter 11 Cases triggered defaults on substantially all debt and lease obligations of the Debtors. However, under section 362 of the Bankruptcy Code, the commencement of a Chapter 11 case automatically stays most creditor actions against the Debtors’ estates.

The Debtors cannot predict the impact, if any, that the Chapter 11 Cases might have on these obligations. For further information regarding the Chapter 11 Cases, see Note 1 to the consolidated financial statements.